Share-based payments	12 Months Ended
Dec. 31, 2021
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-based payments
16.
Share-based payments

The Company operates two share-based employee compensation plans: the 2018 Pi Jersey Topco Limited Plan (2018 Plan) for which a majority of the shares vested upon completion of the Transaction (See Note 2) and the 2021 Omnibus Incentive Plan (2021 Plan). The 2021 Plan serves as the successor to the 2018 Plan. The 2021 plan became effective as of March 30, 2021 upon closing of the Transaction. Outstanding awards under the 2018 Plan continue to be subject to the terms and conditions of the 2018 Plan. Since March 2, 2021, no additional awards have been nor are expected to be granted in the future under the 2018 Plan.

2018 Pi Jersey Topco Limited Plan (“2018 Plan”)

On January 2, 2018, Pi Jersey Topco Limited adopted the 2018 Plan authorizing the issuance of equity-based awards, including A ordinary shares and B ordinary shares, to certain executive and senior managers of the Company in consideration for their employee services. A ordinary shares have been granted to certain executives and senior management only, while B ordinary shares are held by certain executives and senior managers as well as shareholders of Topco. The total number of authorized A ordinary shares under the Plan was 600,000, and there was not a limit to the number of B ordinary shares authorized. A consideration of $2.16 or $1.50 was payable on the grant of each A ordinary share, depending on the grant date, and consideration of $1.00 was payable on the grant of each B ordinary share. The awards are issued and settled by Pi Jersey Topco Limited. The employee services are rendered to the Company. As such, they are accounted for as equity settled share-based payments in the Company’s financial statements.

The A ordinary shares and B ordinary shares included a service-based vesting condition and a performance-based vesting condition. Vesting was subject to continuous service until the achievement of an Exit Event (defined as an Initial Public Offering (“IPO”) whereby Blackstone and CVC retained less than 50% of the B ordinary shares they held immediately prior to the IPO through one or multiple transactions, winding-up or completion of a sale). The Plan also included a market condition through a ratchet mechanism whereby, upon the achievement of a specified return at an Exit Event or subsequent sale of ordinary shares, a number of B ordinary shares as determined by a formula would automatically be converted into deferred shares, so as to result in the A ordinary shares, which are held by executives and senior managers of the Company only, having an additional ownership percentage of the total equity. This ratchet mechanism impacts the grant date fair value of the A ordinary shares and the B ordinary shares.

As vesting for a majority of the shares was contingent upon the achievement of an Exit Event, a majority of compensation expense was recognized during December 31, 2021 upon completion of the Transaction. For the year ended December 31, 2020 and 2019, no share-based compensation expense was recorded.

The following tables summarizes ordinary share activity for the year ended December 31, 2021.

	A ordinary shares	Weighted average grant date fair value	B ordinary shares	Weighted average grant date fair value
Nonvested as of December 31, 2020	523,980	$113.12	292,576	$46.06
Granted (1)	9,370	$350.62	—	$—
Vested (2)	(523,980)	$113.12	(292,576)	$46.06
Forfeited	(3,500)	$350.62	—	$—
Nonvested as of December 31, 2021	5,870	$350.62	—	$—

(1)
The fair value of shares granted under the 2018 Plan during the year ended December 31, 2021 was based on the relative value of the Transaction.
(2)
Represents share-based awards that vested in connection with the completion of the Transaction as described in Note 2.

The weighted average grant date fair value of shares granted under the 2018 Plan for the years ended December 31, 2021, 2020 and 2019 was $350.62, $320.50 and $259.63, respectively. The total grant date fair value of shares vested during the year ended December 31, 2021, was $71,630. There were no shares that vested under the 2018 plan for the years ended December 31, 2020 and 2019.

Assumptions used in the valuation model

The fair value of the A ordinary shares and B ordinary shares was determined using a Monte Carlo simulation approach for the years ended December 31, 20220 and 2019. The following table shows the principal assumptions used in the valuation:

	For the year ended December 31,
	2020	2019
Expected volatility	48.27%	30.90%
Risk free interest rate	0.14%	1.84%
Dividend yield	Nil	Nil

Expected volatility was determined based on the historical volatility of Paysafe and broadly comparable companies operating in the payments sector.

2021 Omnibus Incentive Plan (“2021 Plan”)

There are 126,969,054 shares authorized for award under the 2021 Plan. Under the 2021 Plan, restricted stock units (“RSUs”) that have a service condition only, generally vest ratably over three years. Performance restricted stock units (“PRSUs”) generally vest at the end of one- or three-years. The number of PRSUs that vest is variable depending upon the probability of achievement of certain internal performance targets and may vest between 0% and 200% of the target share amount. We did not record compensation expense for certain PRSUs during the year ended December 31, 2021 because the performance criteria for such awards were not expected to be achieved and the ultimate vesting of the awards was not probable as of such date.

The following table summarizes restricted stock unit activity during the year ended December 31, 2021.

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2020	—	$—
Granted (1)	13,526,684	$8.30
Vested (2)	(2,705)	$11.80
Forfeited	(209,543)	$11.49
Performance adjustments (3)	—	$—
Nonvested as of December 31, 2021	13,314,436	$8.25

(1)
Represents 10,209,706 RSUs and 3,316,978 PRSUs based on performance target achievement of 100%.
(2)
The total grant date fair value of units vested was $32.
(3)
Represents the adjustment to the number of PRSUs vested based on actual performance compared to target.

Share based compensation expense recognized during the year ended December 31, 2021 under both plans was $101,770. There was no shared based compensation recognized during the years ended December 31, 2020 and 2019. As of December 31, 2021, 2020 and 2019, the unrecognized stock-based compensation expense under both plans was $70,234, $71,630, and $66,497, respectively.

In January and February 2022, the Company granted an additional 3,599,070 of RSUs and PRSUs to employees under the 2021 Plan.